As filed with the Securities and Exchange Commission on November 5, 2008

File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 23	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 24	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
 (Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[   ]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose for this filing is to submit exhibits on Part C.  This Post-Effective Amendment incorporates by reference Parts A and B of Post-Effective Amendment No. 22, filed on July 30, 2008.

PART C

OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a) Charter Documents.

(1) (i)
Agreement and Declaration of Trust of Buffalo Funds dated February 14, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 21, 2001.

(ii)
Certificate of Trust of Buffalo Funds as filed with the State of Delaware on February 14, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 21, 2001.

(2) (ii)
Articles of Incorporation for Buffalo Small Cap Fund, Inc. filed and effective in Maryland on October 16, 1997 are incorporated herein by reference to the Buffalo Small Cap Fund, Inc.’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 1, 1999.

(ii)
Articles Supplementary for Buffalo Small Cap Fund, Inc. filed and effective in Maryland on February 14, 2002 are incorporated herein by reference to the Buffalo Small Cap Fund, Inc.’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on July 29, 2002.

(b) By-Laws.

(1)	By-Laws of Buffalo Funds are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 21, 2001.

(2)
By-Laws of Buffalo Small Cap Fund, Inc. are incorporated herein by reference to the Buffalo Small Cap Fund, Inc.’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 1, 1999.

(c) Instruments Defining the Rights of Security Holders

(1)
Buffalo Funds
See Article III, “Shares” and Article V, “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws. The Agreement and Declaration of Trust of Buffalo Funds and the By-Laws of Buffalo Funds are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 21, 2001.

(2)	Buffalo Small Cap Fund, Inc.
i.
Specimen copies of securities are incorporated herein by reference to the Buffalo Small Cap Fund, Inc.’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 1, 1999.

ii.
See Article II, “Meeting of Stockholders,” Article IV, “Notices” and Article IX, “Stock” of the Buffalo Small Cap Fund, Inc.’s By-laws.  See also, FIFTH and SIXTH of the Buffalo Small Cap Fund, Inc.’s Articles of Incorporation, which are incorporated herein by reference to the Buffalo Small Cap Fund, Inc.’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 1, 1999.

(d) Investment Advisory Contracts.

(1) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Small Cap Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Buffalo Small Cap Fund, Inc.’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 7, 2001.

(2) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund, dated as of February 14, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 4, 2001.

(3) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Micro Cap Fund, dated as of May 20, 2004 is incorporated herein by reference to Registrant’s Registration Statement on Form N1-A as filed with the SEC via EDGAR on May 19, 2004.

(4) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Jayhawk China Fund, dated as of December 18, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 15, 2006.

(5) Sub-Advisory Agreement between Kornitzer Capital Management, Inc. and Jayhawk Capital Management L.L.C. relating to the Buffalo Jayhawk China Fund, dated as of October 9, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 15, 2006.

(6) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo International Fund dated as of August 10, 2007 is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on September 27, 2007.

(7) Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund dated July 29, 2008, as amended August 19, 2008 – filed herewith.

(e) Distribution Contracts.

(1) Distribution Agreement between Quasar Distributors, LLC., Kornitzer Capital Management, Inc., Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo Funds (Buffalo Mid Cap and Buffalo Science & Technology Funds) dated as of April 25, 2003 is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 30, 2003.

(i) Amended Exhibit A to the Distribution Agreement regarding the addition of the Buffalo Micro Cap Fund is incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on May 19, 2004.

(ii) Amendment to the Distribution Agreement contemplating the addition of the Buffalo Jayhawk China Fund is incorporated by reference to the Registrants’ Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 15, 2006.

(iii) Amendment to the Distribution Agreement contemplating the addition of the Buffalo International Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on September 27, 2007.

(iv) Amendment to the Distribution Agreement contemplating the addition of the Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 15, 2008.

(f) Bonus or Profit Sharing Contracts.

Not Applicable.

(g) Custodian Agreements.

(1) Amended and Restated Custody Agreement between Kornitzer Capital Management, Inc., U.S. Bank National Association and Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo Funds (Buffalo Mid Cap Fund, Buffalo Science & Technology Fund, Buffalo Micro Cap Fund and Buffalo Jayhawk China Fund), dated December 1, 2006, is incorporated by reference to the Registrants’ Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 15, 2006.

(i) Amendment to the Amended and Restated Custody Agreement contemplating the addition of the Buffalo International Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1Aas filed with the SEC via EDGAR on September 27, 2007.

(ii) Amendment to the Amended and Restated Custody Agreement contemplating the addition of the Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 15, 2008.

(h) Other Material Contracts.

(1) Master Services Agreement between U.S. Bancorp Fund Services, LLC and Kornitzer Capital Management, Inc., investment adviser and manager of the Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and Buffalo Funds (Buffalo Mid Cap and Buffalo Science & Technology Fund) dated as of April 25, 2003 is incorporated by reference to the Registrants’ Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2004.

(i) Amendment to the Master Services Agreement regarding AML services dated as of February 20, 2004 is incorporated by reference to the Registrants’ Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2004.

(ii) Appendix I to Master Services Agreement regarding the addition of Buffalo Micro Cap Fund dated as of February 20, 2004 is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2004.

(iii) Amendment to the Master Services Agreement regarding addition of the Buffalo Jayhawk China Fund is incorporated by reference to the Registrants’ Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 15, 2006.

(iv) Amendment to the Master Services Agreement regarding addition of the Buffalo International Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on September 27, 2007.

(v) Amendment to the Master Services Agreement regarding addition of the Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 15, 2008.

(2) Power of Attorney for Registrant and Buffalo Small Cap Fund, Inc. is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on May 20, 2005.

(i) Legal Opinions.

(1) Opinion and Consent of Counsel for Buffalo Small Cap Fund, Inc. is incorporated herein by reference to the Buffalo Small Cap Fund, Inc.’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on July 28, 2000.

(2) Opinion and Consent of Counsel for Buffalo Funds (Buffalo Science & Technology Fund) is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 11, 2001.

(3) Opinion and Consent of Counsel for Buffalo Funds (Buffalo Mid Cap Fund) is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 4, 2001.

(4) Opinion and Consent of Counsel for Buffalo Funds (Buffalo Micro Cap Fund) is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on May 19, 2004.

(5) Opinion and Consent of Counsel for Buffalo Funds (Buffalo Jayhawk China Fund) is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 15, 2006.

(6) Opinion and Consent of Counsel for Buffalo Funds (Buffalo International Fund) is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on September 27, 2007.

(7) Opinion and Consent of Counsel for Buffalo Funds (Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund, and Buffalo USA Global Fund) is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 30, 2008.

(j) Other Opinions.
(1) Consent of Independent Registered Public Accounting Firm for Buffalo Funds – Not Applicable.

(2) Consent of Independent Registered Public Accounting Firm for Buffalo Small Cap Fund, Inc. – Not Applicable.

(k) Omitted Financial Statements.

Not Applicable.

(l) Initial Capital Agreements.

Not Applicable.

(m) Rule 12b-1 Plan.

Not Applicable.

(n) Rule 18f-3 Plan.

Not Applicable.

(o) Reserved.

(p) Codes of Ethics.

(1) Amended and Restated joint Code of Ethics of Buffalo Funds and Kornitzer Capital Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 24, 2006.

(2) Amended and Restated Code of Ethics of Jayhawk Capital Management, L.L.C is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 15, 2006.

(3) Code of Ethics for the Access Persons of Quasar Distributors, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 15, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

(a) Buffalo Funds:

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

(b)	Buffalo Small Cap Fund, Inc.

Reference is made to Article NINTH of the Registrants’ Articles of Incorporation, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(A)              To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages.  This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(B)              The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law.  The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

(C)              No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(D)              References to the Maryland General Corporation Law in this Article are to the law as from time to time amended.  No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

(E)              Each provision of this Article NINTH shall be severable from the remainder, and the invalidity of any such provision shall not affect the validity of the remainder of this Article NINTH.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Each of Kornitzer Capital Management, Inc. and Jayhawk Capital Management, L.L.C. is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds.  Kornitzer and Jayhawk also manage the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s and Buffalo Small Cap Fund, Inc.’s investment advisers and each officer of the Registrant’s and Buffalo Small Cap Fund, Inc.’s investment advisers is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see (1) Kornitzer Capital Management, Inc.’s Form ADV (File #801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference and (2) Jayhawk Captial Management, L.L.C.’s Form ADV (File #801-63037) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

(a) Quasar Distributors, LLC, the Registrant’s and Buffalo Small Cap Fund, Inc.’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Julius Baer Global Equity Fund, Inc.
Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters' Select Funds Trust
Brandywine Blue Funds, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	MP63 Fund, Inc.
Country Mutual Funds Trust	Nicholas Family of Funds, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Everest Funds	Perritt Microcap Opportunities Fund, Inc.
Fairholme Funds, Inc.	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prospector Funds, Inc.
First American Strategy Funds, Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds

Greenspring Fund, Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Summit Mutual Funds, Inc.
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	Underlying Funds Trust
Hotchkis & Wiley Funds	USA Mutuals Funds
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund, Inc.	Wisconsin Capital Funds, Inc.
Jensen Portfolio, Inc.	WY Funds

(b) To the best of Registrant’s and Buffalo Small Cap Fund, Inc.’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s and Buffalo Small Cap Fund, Inc.’s Custodian:

U.S. Bank, National Association
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

(b)  With respect to Rules 31a-1(a); 31a-1(b)(2)(iii) and (4), the required books and records are maintained at the offices of Registrant’s and Buffalo Small Cap Fund, Inc.’s Administrator, Transfer Agent and Fund Accountant:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(c) With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser:

Kornitzer Capital Management, Inc.
5420 West 61st Place
Shawnee Mission, KS 66205

(d) With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Sub-Adviser:

Jayhawk Capital Management, L.L.C.
5410 West 61st Place, Suite 100
Shawnee Mission, KS 66205

(e) With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant’s and Buffalo Small Cap Fund, Inc.’s Principal Underwriter:

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ITEM 29. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 5th day of November, 2008.

Buffalo Funds

/s/ Kent W. Gasaway
Kent W. Gasaway
President and Treasurer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Kent W. Gasaway Kent W. Gasaway	President and Treasurer	November 5, 2008.
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee	November 5, 2008.
Gene M. Betts* Gene M. Betts	Trustee	November 5, 2008.
Thomas S. Case* Thomas S. Case	Trustee	November 5, 2008.
J. Gary Gradinger* J. Gary Gradinger	Trustee	November 5, 2008.
Philip J. Kennedy* Philip J. Kennedy	Trustee	November 5, 2008.
Grant P. Sarris* Grant P. Sarris	Trustee	November 5, 2008.

* By: /s/ Kent W. Gasaway Kent W. Gasaway
(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Amended and Restated Management Agreement	EX-99.d.7